Long Term Debt: Bank line of credit- (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Bank line of credit-
December 31, 2012
Bank line of credit, opened on April 16, 2008, maturity on April 15, 2013; $50,000 credit limit, adjustable interest rate currently at 5.5% , unsecured	$ 48,812